SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 23,256	$ 18,286	$ 45,138	$ 34,696
Funds From Operations From Equity Accounted Investments	1,099	816	2,168	1,772
Interest	(2,405)	(1,831)	(4,543)	(3,661)
Current income tax expense	(330)	(246)	(613)	(601)
Funds from operations	(1,399)	(1,600)	(2,996)	(4,421)
Equity	134,012	125,937	134,012	125,937	$ 134,741
Equity accounted investments	45,248		45,248		46,100
Additions to non-current assets	$ 18,156	$ 8,550	$ 29,658	$ 17,640
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	64.00%	62.00%	64.00%	62.00%
Basis of Calculation		100.00%	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,652	$ 33,369	$ 41,652	$ 33,369	42,210
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	952	1,267	2,196	2,835
Interest	3	11	5	18
Operating segments
Disclosure of operating segments [line items]
Revenue	24,208	19,553	47,334	37,531
Interest	(2,405)	(1,831)	(4,543)	(3,661)
Asset management
Disclosure of operating segments [line items]
Revenue	135	91	240	168
Funds From Operations From Equity Accounted Investments	87	74	212	311
Current income tax expense	0	0	0	0
Funds from operations	(573)	(688)	(1,202)	(1,324)
Equity accounted investments	4,351		4,351		4,496
Additions to non-current assets	0	0	0	0
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,754		4,754		4,905
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	957	1,134	2,120	2,539
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	347	376	851	1,300
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	1,092	1,225	2,360	2,707
Interest	0	0	0	0
Corporate Activities
Disclosure of operating segments [line items]
Revenue	64	94	102	180
Funds From Operations From Equity Accounted Investments	49	8	72	23
Current income tax expense	(24)	(10)	(47)	(24)
Funds from operations	128	61	234	94
Equity accounted investments	2,202		2,202		2,056
Additions to non-current assets	706	797	855	860
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(8,171)		(8,171)		(8,942)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(71)	(6)	(70)	(7)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	(7)	88	32	173
Interest	(126)	(100)	(243)	(208)
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,340	1,279	2,586	2,368
Funds From Operations From Equity Accounted Investments	38	52	136	77
Current income tax expense	(31)	(22)	(73)	(38)
Funds from operations	(122)	(88)	(192)	(911)
Additions to non-current assets	845	300	2,257	3,248
Renewable Power and Transition | Other [Member]
Disclosure of operating segments [line items]
Equity accounted investments	2,062		2,062		1,801
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	5,049		5,049		5,264
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	1,340	1,279	2,586	2,368
Interest	(275)	(223)	(524)	(436)
Infrastructure
Disclosure of operating segments [line items]
Revenue	3,759	2,853	7,245	5,616
Funds From Operations From Equity Accounted Investments	463	401	923	828
Current income tax expense	(183)	(93)	(307)	(190)
Funds from operations	(245)	(317)	(360)	(447)
Equity accounted investments	10,298		10,298		9,569
Additions to non-current assets	1,639	514	2,989	1,342
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,781		2,781		3,022
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	2	3	3	4
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	3,761	2,856	7,248	5,620
Interest	(476)	(372)	(894)	(734)
Private Equity
Disclosure of operating segments [line items]
Revenue	14,642	11,134	28,066	20,846
Funds From Operations From Equity Accounted Investments	161	86	290	173
Current income tax expense	(76)	(119)	(155)	(312)
Funds from operations	(264)	(337)	(483)	(1,329)
Equity accounted investments	3,341		3,341		2,945
Additions to non-current assets	9,224	410	9,904	2,461
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	3,620		3,620		3,565
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	56	128	128	283
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	14,698	11,262	28,194	21,129
Interest	(574)	(362)	(1,039)	(725)
Real Estate
Disclosure of operating segments [line items]
Revenue	2,757	2,226	5,744	4,320
Funds From Operations From Equity Accounted Investments	227	182	452	335
Current income tax expense	(5)	0	(12)	(32)
Funds from operations	(223)	(189)	(821)	(439)
Equity accounted investments	22,584		22,584		24,829
Additions to non-current assets	5,704	6,462	13,540	9,652
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	31,542		31,542		32,004
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	8	8	15	16
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	2,765	2,234	5,759	4,336
Interest	(932)	(757)	(1,801)	(1,524)
Residential Development
Disclosure of operating segments [line items]
Revenue	559	609	1,155	1,198
Funds From Operations From Equity Accounted Investments	74	13	83	25
Current income tax expense	(11)	(2)	(19)	(5)
Funds from operations	(100)	(42)	(172)	(65)
Equity accounted investments	410		410		404
Additions to non-current assets	38	67	113	77
Residential Development | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,077		2,077		$ 2,392
Residential Development | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Residential Development | Operating segments
Disclosure of operating segments [line items]
Revenue	559	609	1,155	1,198
Interest	$ (22)	$ (17)	$ (42)	$ (34)